Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Aggregate Contractual Future Minimum Lease Payments

As of December 31, 2013, aggregate contractual future minimum lease payments on the capital leases are due as follows (in thousands):

CAPITAL LEASES
Years ending December 31:
2014	$1,520
2015	1,120
2016	54

Total minimum payments required	2,694
Less: amount representing interest	(159)

Present value of future payments	2,535
Less: current portion	(1,401)

$1,134